COMMITMENTS AND CONTINGENCIES - Disclosure of future minimum payments (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
Disclosure Of Commitments [Line Items]
Commitments	$ 13,216
2026 [Member]
Disclosure Of Commitments [Line Items]
Commitments	11,537
2027 [Member]
Disclosure Of Commitments [Line Items]
Commitments	1,679
2028 [Member]
Disclosure Of Commitments [Line Items]
Commitments	0
2029 [Member]
Disclosure Of Commitments [Line Items]
Commitments	0
2030 and thereafter [Member]
Disclosure Of Commitments [Line Items]
Commitments	$ 0